NScore Xtra   ●   NScore Xtra II

NScore Premier   ●   NScore Premier II

NScore Value   ●   NScore Lite III

National Security Life and Annuity Company

National Security Variable Account N

Supplement dated October 27, 2017

to the Prospectuses dated May 1, 2017

The following supplements and amends the prospectus dated May 1, 2017:

Available Funds

The Federated Insurance Series Federated Managed Tail Risk Fund II will not be an available investment option for contracts applied for on or after November 1, 2017.